Reconciliation of operating profit to a headline operating profit	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reconciliation of operating profit to a headline operating profit
32. Reconciliation of operating profit to
 a
headline operating profit

Reconciliation of operating profit to a headline operating profit:

Continuing operations:	2019 £m	2 0 18 1,2 £m	2017 1 £m
Operating profit	1,295.9	1,245.3	1,577.9
Amortisation and impairment of acquired intangible assets	121.5	201.8	138.0
Goodwill impairment	47.7	176.5	27.1
Gains on disposal of investments and subsidiaries	(40.4)	(237.9)	(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)	0.3
Investment write-downs	7.5	2.0	91.7
Litigation settlement	(16.8)	–	–
Gain on sale of freehold property in New York	(7.9)	–	–
Restructuring and transformation costs	153.5	265.5	56.8
Headline operating profit	1,560.6	1,651.2	1,793.1

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Figures have been restated as described in the accounting policies.
Headline operating profit is one of the metrics that management uses to assess the performance of the business.